SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($)
$ in Thousands
	1 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Accounting Policies [Line Items]
Derivative Liability	$ 19,999	$ 25,541	$ 0
Issuance of Series A preferred units	$ 100,000	3,142
Change in fair value of derivative liability		$ 2,400